Related-party transactions - Summary of Transactions Between Related Parties (Detail) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of transactions between related parties [line items]
Interest expenses on shareholder loans	€ 0	€ 0	€ 0	€ 1,755
Madeleine Charging B.V.
Disclosure of transactions between related parties [line items]
Interest expenses on shareholder loans	0	0	0	1,755
Management fee	0	0	0	12
Reimbursement of advisory fees	0	0	0	280
Share-based payment expenses	0	0	0	74,001
Current receivables (payable) from related party	0	0	0	76,048
Mega-E Group
Disclosure of transactions between related parties [line items]
Revenue from contracts with related party	0	0	0	1,474
EV Cars
Disclosure of transactions between related parties [line items]
Revenue from contracts with related party	3,205	4,482	12,311	22,826
Voltalis
Disclosure of transactions between related parties [line items]
Revenue from contracts with related party	€ 1,364	€ 989	€ 4,091	€ 1,279